UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679

                               Lend Lease Funds
                               ----------------
              (Exact name of Registrant as specified in charter)

                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233
                               -------------------
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                              ---------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-5885
                                                          --------------

                       Date of fiscal year end: January 31
                                                ----------

                   Date of reporting period: October 31, 2004
                                             ----------------

                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

Lend Lease U.S. Real Estate Securities Fund
Schedules of Investments
October 31, 2004 (Unaudited)

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2004 (UNAUDITED)

       Number
     of Shares                                                           Value
     ---------                                                           -----

             COMMON STOCKS                                  91.0%

             APARTMENTS                                     20.6%
   7,690        Apartment Investment & Management Company           $   282,146
  41,470        Archstone-Smith Trust                                 1,391,318
  22,700        AvalonBay Communities, Inc.                           1,486,169
  20,110        BRE Properties, Inc.                                    802,389
   9,780        Camden Property Trust                                   444,012
  59,870        Equity Residential                                    1,996,665
  13,260        Essex Property Trust, Inc.                            1,040,380
   6,220        Gables Residential Trust                                227,030
   5,630        Home Properties of New York, Inc.                       231,674
  78,100        United Dominion Realty Trust, Inc.                    1,646,348
                                                                   ------------
                                                                      9,548,131
                                                                   ------------

             DIVERSIFIED/SPECIALTY                           3.2%
   3,890        Colonial Properties Trust                               151,632
  10,170        Cousins Properties, Inc.                                378,527
  14,300        Crescent Real Estate Equities Company                   228,943
  14,190        Liberty Property Trust                                  575,404
   4,440        Washington Real Estate Investment Trust                 139,638
                                                                   ------------
                                                                      1,474,144
                                                                   ------------

             INDUSTRIAL                                     10.7%
  27,770        AMB Property Corporation                              1,041,375
  32,000        Catellus Development Corp.                              922,880
   9,920        CenterPoint Properties Corporation                      459,296
  13,680        Duke Realty Corporation                                 466,488
  46,710        ProLogis                                              1,820,756
   4,910        PS Business Parks, Inc.                                 215,647
                                                                   ------------
                                                                      4,926,442
                                                                   ------------

             OFFICE                                         26.4%
   6,710        Alexandria Real Estate Equities, Inc.                   443,196
  23,300        American Financial Realty Trust                         342,510
  32,420        Arden Realty, Inc.                                    1,104,874
  17,300        BioMed Realty Trust, Inc.                               314,514
  33,300        Boston Properties, Inc.                               1,988,676
  19,740        Brandywine Realty Trust                                 580,751
  22,040        CarrAmerica Realty Corporation                          710,349
  37,400        Corporate Office Properties Trust                     1,025,508
  32,909        Equity Office Properties Trust                          925,401
   5,890        Kilroy Realty Corporation                               234,128
   7,390        Mack-Cali Realty Corporation                            326,416
  13,800        Maguire Properties, Inc.                                360,870
  11,060        Prentiss Properties Trust                               397,939
  12,540        SL Green Realty Corporation                             687,443
  41,510        Vornado Realty Trust                                  2,789,472
                                                                   ------------
                                                                     12,232,047
                                                                   ------------

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 OCTOBER 31, 2004 (UNAUDITED)


       Number
     of Shares                                                           Value
     ---------                                                           -----

             RETAIL - LOCAL                                 11.2%
  10,890        Developers Diversified Realty Corporation           $   455,202
  22,140        Federal Realty Investment Trust                       1,050,543
  11,720        Kimco Realty Corporation                                639,326
  30,810        Pan Pacific Retail Properties, Inc.                   1,745,387
  21,430        Regency Centers Corporation                           1,047,070
   6,600        Weingarten Realty Investors                             238,656
                                                                   ------------
                                                                      5,176,184
                                                                   ------------


             RETAIL - REGIONAL                              18.9%
  52,700        Acadia Realty Trust                                     811,580
   6,470        CBL & Associates Properties, Inc.                       424,108
  46,210        General Growth Properties, Inc.                       1,524,468
  31,690        The Macerich Company                                  1,893,477
  49,590        Simon Property Group, Inc.                            2,892,089
  41,700        Taubman Centers, Inc.                                 1,196,790
                                                                   ------------
                                                                      8,742,512
                                                                   ------------

             TOTAL COMMON STOCKS (COST $28,034,475)                  42,099,460
                                                                   ------------

             PREFERRED STOCKS                                7.4%
  26,600        CBL & Associates Properties, Series C                   718,732
  15,600        Developers Diversified Realty Corporation,
                Series G                                                410,280
  50,000        Equity Office Properties Trust, Series G              1,345,000
  17,500        Lexington Corporate Properties Trust,
                Series B                                                452,900
   7,300        Mills Corporation, Series C                             199,436
  12,000        New Plan Excel Realty Trust, Series E                   319,920
                                                                   ------------
             TOTAL PREFERRED STOCKS (COST $3,233,245)                 3,446,268
                                                                   ------------

             WARRANTS                                        0.0%
   4,621        General Growth Properties, Inc.*
                                                                          3,512
                                                                   ------------

             TOTAL WARRANTS (COST $0)                                     3,512
                                                                   ------------

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 OCTOBER 31, 2004 (UNAUDITED)


 Principal
   Amount
   ------
$857,200     SHORT-TERM INVESTMENT                           1.9%
                UMB Bank Money Market Fiduciary                     $   857,200
                                                                   ------------


             TOTAL SHORT-TERM INVESTMENT (COST $857,200)                857,200
                                                                   ------------

             TOTAL INVESTMENTS (COST $32,124,920)          100.3%    46,406,440

             LIABITLITIES LESS OTHER ASSETS                (0.3%)      (140,374)
                                                                   ------------

             NET ASSETS                                    100.0%   $46,266,066
                                                                   ============

                        *Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lend Lease Funds

By:   /s/ Michael A. Torres
      ---------------------------
      Michael A. Torres
      Principal Executive Officer

Date: November 16, 2004
      ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michael A. Torres
      ---------------------------
      Michael A. Torres
      Principal Executive Officer

Date: November 16, 2004
      ---------------------------

By:   /s/ Mark A. Hoopes
      ---------------------------
      Mark A. Hoopes
      Principal Financial Officer

Date: November 16, 2004
      ---------------------------


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)